ING Senior Income Fund

Supplement dated August 29, 2008

to the Class A, Class B, Class C, Class I, Class Q and Class W Common Shares

Prospectus dated June 30, 2008

Effective July 18, 2008, Curtis F. Lee is no longer a portfolio manager of ING Senior Income Fund. All references to Mr. Lee relating to ING Senior Income Fund are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Senior Income Fund

Supplement dated August 29, 2008

to the Class A, Class B, Class C, Class I, Class Q and Class W Common Shares

Statement of Additional Information

dated June 30, 2008

Effective July 18, 2008, Curtis F. Lee is no longer a portfolio manager of ING Senior Income Fund. All references to Mr. Lee relating to ING Senior Income Fund are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE